Fair Value (Nonrecurring Measurements) (Details) - USD ($)		3 Months Ended						12 Months Ended
		Dec. 31, 2022	Sep. 30, 2022	Jun. 30, 2022	Dec. 31, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Mar. 31, 2022	Sep. 30, 2021
Fair Value Assets Measured On Nonrecurring Basis Unobservable Inputs [Line Items]
Other Asset Impairment Charges		$ 230,000,000	$ 50,000,000	$ 482,000,000	$ 201,000,000	$ 872,000,000	$ 473,000,000	$ 763,000,000	$ 1,575,000,000	$ 864,000,000
Goodwill impairment expense		777,000,000						777,000,000	0	0
Other non-operating expense		175,000,000						175,000,000	0	$ 202,000,000
AES PR
Fair Value Assets Measured On Nonrecurring Basis Unobservable Inputs [Line Items]
Assets Carrying Amount Disclosure Nonrecurring											$ 73,000,000
sPower [Member]
Fair Value Assets Measured On Nonrecurring Basis Unobservable Inputs [Line Items]
Equity Method Investment, Other than Temporary Impairment								175,000,000
AES Jordan
Fair Value Assets Measured On Nonrecurring Basis Unobservable Inputs [Line Items]
Selling Expense								5,000,000
Estimate of Fair Value Measurement [Member] | Level 3
Fair Value Assets Measured On Nonrecurring Basis Unobservable Inputs [Line Items]
Assets Carrying Amount Disclosure Nonrecurring		1,195,000,000						1,195,000,000
Equity Method Investments [Member] | sPower [Member]
Fair Value Assets Measured On Nonrecurring Basis Unobservable Inputs [Line Items]
Other Asset Impairment Charges								175,000,000
Assets Carrying Amount Disclosure Nonrecurring		607,000,000						607,000,000
Equity Method Investments [Member] | sPower [Member] | Level 3
Fair Value Assets Measured On Nonrecurring Basis Unobservable Inputs [Line Items]
Assets Carrying Amount Disclosure Nonrecurring		432,000,000						432,000,000
Equity Method Investments [Member] | Estimate of Fair Value Measurement [Member] | sPower [Member] | Level 1
Fair Value Assets Measured On Nonrecurring Basis Unobservable Inputs [Line Items]
Assets Carrying Amount Disclosure Nonrecurring			0
Equity Method Investments [Member] | Estimate of Fair Value Measurement [Member] | sPower [Member] | Level 2
Fair Value Assets Measured On Nonrecurring Basis Unobservable Inputs [Line Items]
Assets Carrying Amount Disclosure Nonrecurring		0						0
Equity Method Investments [Member] | Estimate of Fair Value Measurement [Member] | sPower [Member] | Level 3
Fair Value Assets Measured On Nonrecurring Basis Unobservable Inputs [Line Items]
Assets Carrying Amount Disclosure Nonrecurring		432,000,000						432,000,000
Long Lived Assets Held And Used [Member] | Buffalo Gap [Member]
Fair Value Assets Measured On Nonrecurring Basis Unobservable Inputs [Line Items]
Other Asset Impairment Charges									29,000,000
Long Lived Assets Held And Used [Member] | Kilroot and Ballylumford [Member]
Fair Value Assets Measured On Nonrecurring Basis Unobservable Inputs [Line Items]
Other Asset Impairment Charges									11,000,000
Long Lived Assets Held And Used [Member] | buffalo gap II [Member] [Member]
Fair Value Assets Measured On Nonrecurring Basis Unobservable Inputs [Line Items]
Other Asset Impairment Charges									73,000,000
Long Lived Assets Held And Used [Member] | AES Hawaii
Fair Value Assets Measured On Nonrecurring Basis Unobservable Inputs [Line Items]
Other Asset Impairment Charges									155,000,000
Long Lived Assets Held And Used [Member] | Angamos [Member]
Fair Value Assets Measured On Nonrecurring Basis Unobservable Inputs [Line Items]
Other Asset Impairment Charges									475,000,000
Long Lived Assets Held And Used [Member] | buffalo gap III
Fair Value Assets Measured On Nonrecurring Basis Unobservable Inputs [Line Items]
Other Asset Impairment Charges									91,000,000
Long Lived Assets Held And Used [Member] | Ventanas 1 & 2
Fair Value Assets Measured On Nonrecurring Basis Unobservable Inputs [Line Items]
Other Asset Impairment Charges									649,000,000
Long Lived Assets Held And Used [Member] | AES PR
Fair Value Assets Measured On Nonrecurring Basis Unobservable Inputs [Line Items]
Other Asset Impairment Charges								468,000,000
Long Lived Assets Held And Used [Member] | Mountain View Power Partners
Fair Value Assets Measured On Nonrecurring Basis Unobservable Inputs [Line Items]
Other Asset Impairment Charges								193,000,000	67,000,000
Long Lived Assets Held And Used [Member] | Alto Maipo
Fair Value Assets Measured On Nonrecurring Basis Unobservable Inputs [Line Items]
Other Asset Impairment Charges									0
Long Lived Assets Held And Used [Member] | Reported Value Measurement [Member] | Buffalo Gap [Member]
Fair Value Assets Measured On Nonrecurring Basis Unobservable Inputs [Line Items]
Assets Carrying Amount Disclosure Nonrecurring					29,000,000				29,000,000
Long Lived Assets Held And Used [Member] | Reported Value Measurement [Member] | buffalo gap II [Member] [Member]
Fair Value Assets Measured On Nonrecurring Basis Unobservable Inputs [Line Items]
Assets Carrying Amount Disclosure Nonrecurring					73,000,000				73,000,000
Long Lived Assets Held And Used [Member] | Reported Value Measurement [Member] | AES Hawaii
Fair Value Assets Measured On Nonrecurring Basis Unobservable Inputs [Line Items]
Assets Carrying Amount Disclosure Nonrecurring					241,000,000				241,000,000
Long Lived Assets Held And Used [Member] | Reported Value Measurement [Member] | Angamos [Member]
Fair Value Assets Measured On Nonrecurring Basis Unobservable Inputs [Line Items]
Assets Carrying Amount Disclosure Nonrecurring	[1]				548,000,000				548,000,000
Long Lived Assets Held And Used [Member] | Reported Value Measurement [Member] | buffalo gap III
Fair Value Assets Measured On Nonrecurring Basis Unobservable Inputs [Line Items]
Assets Carrying Amount Disclosure Nonrecurring					91,000,000				91,000,000
Long Lived Assets Held And Used [Member] | Reported Value Measurement [Member] | Ventanas 1 & 2
Fair Value Assets Measured On Nonrecurring Basis Unobservable Inputs [Line Items]
Assets Carrying Amount Disclosure Nonrecurring					661,000,000				661,000,000
Long Lived Assets Held And Used [Member] | Reported Value Measurement [Member] | Mountain View Power Partners
Fair Value Assets Measured On Nonrecurring Basis Unobservable Inputs [Line Items]
Assets Carrying Amount Disclosure Nonrecurring					78,000,000				78,000,000
Long Lived Assets Held And Used [Member] | Estimate of Fair Value Measurement [Member] | Buffalo Gap [Member] | Level 1
Fair Value Assets Measured On Nonrecurring Basis Unobservable Inputs [Line Items]
Assets Carrying Amount Disclosure Nonrecurring												$ 0
Long Lived Assets Held And Used [Member] | Estimate of Fair Value Measurement [Member] | Buffalo Gap [Member] | Level 2
Fair Value Assets Measured On Nonrecurring Basis Unobservable Inputs [Line Items]
Assets Carrying Amount Disclosure Nonrecurring												0
Long Lived Assets Held And Used [Member] | Estimate of Fair Value Measurement [Member] | Buffalo Gap [Member] | Level 3
Fair Value Assets Measured On Nonrecurring Basis Unobservable Inputs [Line Items]
Assets Carrying Amount Disclosure Nonrecurring		0			0			0	0
Long Lived Assets Held And Used [Member] | Estimate of Fair Value Measurement [Member] | buffalo gap II [Member] [Member] | Level 1
Fair Value Assets Measured On Nonrecurring Basis Unobservable Inputs [Line Items]
Assets Carrying Amount Disclosure Nonrecurring												0
Long Lived Assets Held And Used [Member] | Estimate of Fair Value Measurement [Member] | buffalo gap II [Member] [Member] | Level 2
Fair Value Assets Measured On Nonrecurring Basis Unobservable Inputs [Line Items]
Assets Carrying Amount Disclosure Nonrecurring												0
Long Lived Assets Held And Used [Member] | Estimate of Fair Value Measurement [Member] | buffalo gap II [Member] [Member] | Level 3
Fair Value Assets Measured On Nonrecurring Basis Unobservable Inputs [Line Items]
Assets Carrying Amount Disclosure Nonrecurring					0				0
Long Lived Assets Held And Used [Member] | Estimate of Fair Value Measurement [Member] | AES Hawaii | Level 1
Fair Value Assets Measured On Nonrecurring Basis Unobservable Inputs [Line Items]
Assets Carrying Amount Disclosure Nonrecurring												0
Long Lived Assets Held And Used [Member] | Estimate of Fair Value Measurement [Member] | AES Hawaii | Level 2
Fair Value Assets Measured On Nonrecurring Basis Unobservable Inputs [Line Items]
Assets Carrying Amount Disclosure Nonrecurring												0
Long Lived Assets Held And Used [Member] | Estimate of Fair Value Measurement [Member] | AES Hawaii | Level 3
Fair Value Assets Measured On Nonrecurring Basis Unobservable Inputs [Line Items]
Assets Carrying Amount Disclosure Nonrecurring					86,000,000				86,000,000
Long Lived Assets Held And Used [Member] | Estimate of Fair Value Measurement [Member] | Angamos [Member] | Level 1
Fair Value Assets Measured On Nonrecurring Basis Unobservable Inputs [Line Items]
Assets Carrying Amount Disclosure Nonrecurring												0
Long Lived Assets Held And Used [Member] | Estimate of Fair Value Measurement [Member] | Angamos [Member] | Level 2
Fair Value Assets Measured On Nonrecurring Basis Unobservable Inputs [Line Items]
Assets Carrying Amount Disclosure Nonrecurring												0
Long Lived Assets Held And Used [Member] | Estimate of Fair Value Measurement [Member] | Angamos [Member] | Level 3
Fair Value Assets Measured On Nonrecurring Basis Unobservable Inputs [Line Items]
Assets Carrying Amount Disclosure Nonrecurring		311,000,000	86,000,000		73,000,000			311,000,000	73,000,000			306,000,000
Long Lived Assets Held And Used [Member] | Estimate of Fair Value Measurement [Member] | buffalo gap III | Level 1
Fair Value Assets Measured On Nonrecurring Basis Unobservable Inputs [Line Items]
Assets Carrying Amount Disclosure Nonrecurring												0
Long Lived Assets Held And Used [Member] | Estimate of Fair Value Measurement [Member] | buffalo gap III | Level 2
Fair Value Assets Measured On Nonrecurring Basis Unobservable Inputs [Line Items]
Assets Carrying Amount Disclosure Nonrecurring												0
Long Lived Assets Held And Used [Member] | Estimate of Fair Value Measurement [Member] | buffalo gap III | Level 3
Fair Value Assets Measured On Nonrecurring Basis Unobservable Inputs [Line Items]
Assets Carrying Amount Disclosure Nonrecurring					0				0
Long Lived Assets Held And Used [Member] | Estimate of Fair Value Measurement [Member] | Ventanas 1 & 2 | Level 1
Fair Value Assets Measured On Nonrecurring Basis Unobservable Inputs [Line Items]
Assets Carrying Amount Disclosure Nonrecurring												0
Long Lived Assets Held And Used [Member] | Estimate of Fair Value Measurement [Member] | Ventanas 1 & 2 | Level 2
Fair Value Assets Measured On Nonrecurring Basis Unobservable Inputs [Line Items]
Assets Carrying Amount Disclosure Nonrecurring												0
Long Lived Assets Held And Used [Member] | Estimate of Fair Value Measurement [Member] | Ventanas 1 & 2 | Level 3
Fair Value Assets Measured On Nonrecurring Basis Unobservable Inputs [Line Items]
Assets Carrying Amount Disclosure Nonrecurring					12,000,000				12,000,000
Long Lived Assets Held And Used [Member] | Estimate of Fair Value Measurement [Member] | Mountain View Power Partners
Fair Value Assets Measured On Nonrecurring Basis Unobservable Inputs [Line Items]
Assets Carrying Amount Disclosure Nonrecurring				504,000,000
Long Lived Assets Held And Used [Member] | Estimate of Fair Value Measurement [Member] | Mountain View Power Partners | Level 1
Fair Value Assets Measured On Nonrecurring Basis Unobservable Inputs [Line Items]
Assets Carrying Amount Disclosure Nonrecurring				0								0
Long Lived Assets Held And Used [Member] | Estimate of Fair Value Measurement [Member] | Mountain View Power Partners | Level 2
Fair Value Assets Measured On Nonrecurring Basis Unobservable Inputs [Line Items]
Assets Carrying Amount Disclosure Nonrecurring				0								$ 0
Long Lived Assets Held And Used [Member] | Estimate of Fair Value Measurement [Member] | Mountain View Power Partners | Level 3
Fair Value Assets Measured On Nonrecurring Basis Unobservable Inputs [Line Items]
Assets Carrying Amount Disclosure Nonrecurring				$ 311,000,000	11,000,000				11,000,000
Long Lived Assets Held And Used [Member] | Estimate of Fair Value Measurement [Member] | Ventanas 3 & 4 | Level 3
Fair Value Assets Measured On Nonrecurring Basis Unobservable Inputs [Line Items]
Assets Carrying Amount Disclosure Nonrecurring			12,000,000
Long Lived Assets Held For Sale [Member] | AES Panama
Fair Value Assets Measured On Nonrecurring Basis Unobservable Inputs [Line Items]
Other Asset Impairment Charges								51,000,000
Assets Carrying Amount Disclosure Nonrecurring			216,000,000
Long Lived Assets Held For Sale [Member] | Alto Maipo
Fair Value Assets Measured On Nonrecurring Basis Unobservable Inputs [Line Items]
Other Asset Impairment Charges								25,000,000
Assets Carrying Amount Disclosure Nonrecurring		190,000,000						190,000,000
Long Lived Assets Held For Sale [Member] | Estimate of Fair Value Measurement [Member] | AES Panama | Level 1
Fair Value Assets Measured On Nonrecurring Basis Unobservable Inputs [Line Items]
Assets Carrying Amount Disclosure Nonrecurring			0
Long Lived Assets Held For Sale [Member] | Estimate of Fair Value Measurement [Member] | AES Panama | Level 2
Fair Value Assets Measured On Nonrecurring Basis Unobservable Inputs [Line Items]
Assets Carrying Amount Disclosure Nonrecurring			170,000,000
Long Lived Assets Held For Sale [Member] | Estimate of Fair Value Measurement [Member] | AES Panama | Level 3
Fair Value Assets Measured On Nonrecurring Basis Unobservable Inputs [Line Items]
Assets Carrying Amount Disclosure Nonrecurring			0
Long Lived Assets Held For Sale [Member] | Estimate of Fair Value Measurement [Member] | Alto Maipo | Level 1
Fair Value Assets Measured On Nonrecurring Basis Unobservable Inputs [Line Items]
Assets Carrying Amount Disclosure Nonrecurring			0
Long Lived Assets Held For Sale [Member] | Estimate of Fair Value Measurement [Member] | Alto Maipo | Level 2
Fair Value Assets Measured On Nonrecurring Basis Unobservable Inputs [Line Items]
Assets Carrying Amount Disclosure Nonrecurring			170,000,000
Long Lived Assets Held For Sale [Member] | Estimate of Fair Value Measurement [Member] | Alto Maipo | Level 3
Fair Value Assets Measured On Nonrecurring Basis Unobservable Inputs [Line Items]
Assets Carrying Amount Disclosure Nonrecurring			0
Goodwill [Member] | AES Andes
Fair Value Assets Measured On Nonrecurring Basis Unobservable Inputs [Line Items]
Other Asset Impairment Charges								644,000,000
Assets Carrying Amount Disclosure Nonrecurring		644,000,000						644,000,000
Goodwill [Member] | AES El Salvador
Fair Value Assets Measured On Nonrecurring Basis Unobservable Inputs [Line Items]
Other Asset Impairment Charges								133,000,000
Assets Carrying Amount Disclosure Nonrecurring		133,000,000						133,000,000
Goodwill [Member] | Estimate of Fair Value Measurement [Member] | AES Andes | Level 1
Fair Value Assets Measured On Nonrecurring Basis Unobservable Inputs [Line Items]
Assets Carrying Amount Disclosure Nonrecurring		0						0
Goodwill [Member] | Estimate of Fair Value Measurement [Member] | AES Andes | Level 2
Fair Value Assets Measured On Nonrecurring Basis Unobservable Inputs [Line Items]
Assets Carrying Amount Disclosure Nonrecurring		0						0
Goodwill [Member] | Estimate of Fair Value Measurement [Member] | AES Andes | Level 3
Fair Value Assets Measured On Nonrecurring Basis Unobservable Inputs [Line Items]
Assets Carrying Amount Disclosure Nonrecurring		0						0
Goodwill [Member] | Estimate of Fair Value Measurement [Member] | AES El Salvador | Level 1
Fair Value Assets Measured On Nonrecurring Basis Unobservable Inputs [Line Items]
Assets Carrying Amount Disclosure Nonrecurring			$ 0
Goodwill [Member] | Estimate of Fair Value Measurement [Member] | AES El Salvador | Level 2
Fair Value Assets Measured On Nonrecurring Basis Unobservable Inputs [Line Items]
Assets Carrying Amount Disclosure Nonrecurring		0						0
Goodwill [Member] | Estimate of Fair Value Measurement [Member] | AES El Salvador | Level 3
Fair Value Assets Measured On Nonrecurring Basis Unobservable Inputs [Line Items]
Assets Carrying Amount Disclosure Nonrecurring		0						0
Fair Value, Nonrecurring [Member] | Long Lived Assets Held And Used [Member] | Reported Value Measurement [Member] | Kilroot and Ballylumford [Member]
Fair Value Assets Measured On Nonrecurring Basis Unobservable Inputs [Line Items]
Assets Carrying Amount Disclosure Nonrecurring	[1]				17,000,000				17,000,000
Fair Value, Nonrecurring [Member] | Long Lived Assets Held And Used [Member] | Reported Value Measurement [Member] | AES PR
Fair Value Assets Measured On Nonrecurring Basis Unobservable Inputs [Line Items]
Assets Carrying Amount Disclosure Nonrecurring	[1]										920,000,000
Fair Value, Nonrecurring [Member] | Long Lived Assets Held And Used [Member] | Reported Value Measurement [Member] | Alto Maipo
Fair Value Assets Measured On Nonrecurring Basis Unobservable Inputs [Line Items]
Assets Carrying Amount Disclosure Nonrecurring					2,339,000,000				2,339,000,000
Fair Value, Nonrecurring [Member] | Long Lived Assets Held And Used [Member] | Estimate of Fair Value Measurement [Member] | Kilroot and Ballylumford [Member] | Level 1
Fair Value Assets Measured On Nonrecurring Basis Unobservable Inputs [Line Items]
Assets Carrying Amount Disclosure Nonrecurring					0				0
Fair Value, Nonrecurring [Member] | Long Lived Assets Held And Used [Member] | Estimate of Fair Value Measurement [Member] | Kilroot and Ballylumford [Member] | Level 2
Fair Value Assets Measured On Nonrecurring Basis Unobservable Inputs [Line Items]
Assets Carrying Amount Disclosure Nonrecurring		6,000,000						6,000,000
Fair Value, Nonrecurring [Member] | Long Lived Assets Held And Used [Member] | Estimate of Fair Value Measurement [Member] | Kilroot and Ballylumford [Member] | Level 3
Fair Value Assets Measured On Nonrecurring Basis Unobservable Inputs [Line Items]
Assets Carrying Amount Disclosure Nonrecurring		0						0
Fair Value, Nonrecurring [Member] | Long Lived Assets Held And Used [Member] | Estimate of Fair Value Measurement [Member] | AES PR | Level 1
Fair Value Assets Measured On Nonrecurring Basis Unobservable Inputs [Line Items]
Assets Carrying Amount Disclosure Nonrecurring											0
Fair Value, Nonrecurring [Member] | Long Lived Assets Held And Used [Member] | Estimate of Fair Value Measurement [Member] | AES PR | Level 2
Fair Value Assets Measured On Nonrecurring Basis Unobservable Inputs [Line Items]
Assets Carrying Amount Disclosure Nonrecurring											0
Fair Value, Nonrecurring [Member] | Long Lived Assets Held And Used [Member] | Estimate of Fair Value Measurement [Member] | AES PR | Level 3
Fair Value Assets Measured On Nonrecurring Basis Unobservable Inputs [Line Items]
Assets Carrying Amount Disclosure Nonrecurring											$ 452,000,000
Fair Value, Nonrecurring [Member] | Long Lived Assets Held And Used [Member] | Estimate of Fair Value Measurement [Member] | Alto Maipo | Level 1
Fair Value Assets Measured On Nonrecurring Basis Unobservable Inputs [Line Items]
Assets Carrying Amount Disclosure Nonrecurring					$ 0				$ 0
Fair Value, Nonrecurring [Member] | Long Lived Assets Held And Used [Member] | Estimate of Fair Value Measurement [Member] | Alto Maipo | Level 2
Fair Value Assets Measured On Nonrecurring Basis Unobservable Inputs [Line Items]
Assets Carrying Amount Disclosure Nonrecurring		0						0
Fair Value, Nonrecurring [Member] | Long Lived Assets Held And Used [Member] | Estimate of Fair Value Measurement [Member] | Alto Maipo | Level 3
Fair Value Assets Measured On Nonrecurring Basis Unobservable Inputs [Line Items]
Assets Carrying Amount Disclosure Nonrecurring		$ 2,043,000,000						$ 2,043,000,000

[1]	Represents the carrying values at the dates of initial measurement, before fair value adjustment.
(2)See Note 22—Asset Impairment Expense for further information.
(3)See Note 24—Held-for-Sale and Dispositions for further information.
(4)The pre-tax loss recognized was calculated using the $170 million fair value of the Jordan disposal group less cost to sell of $5 million.
(5)See Note 9—Goodwill and Other Intangible Assets for further information.
(6)See Note 8—Investments in and Advances to Affiliates for further information.
(7)Fair value measurement performed for purposes of allocating $224 million of goodwill to the carrying amount of Alto Maipo in determining the loss on disposal. The goodwill allocation was determined based on the relative fair value of Alto Maipo, which was included in the AES Andes reporting unit. Note that the pre-tax loss column excludes the loss on disposal as this fair value measurement is only one component of such loss. See Note 24—Held-for-Sale and Dispositions for further information.